Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS MUNICIPAL TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUSDWS Strategic High Yield Tax-Free FundEffective on October 1, 2023, the following paragraph replaces the existing similar disclosure in the “Main investments”sub-section under the “PRINCIPAL INVESTMENT STRATEGIES” section of the fund’s summary prospectus, and in the “Main investments” sub-section under the “PRINCIPAL INVESTMENT STRATEGIES” section of the summary section and the “FUND DETAILS” section of the fund’s prospectus.The fund may invest without limit in high yield debt securities. High yield debt securities (commonly referred to as junk bonds) are those rated below the fourth highest credit rating category (i.e. grade BB/Ba and below) and may include debt securities not currently paying interest and debt securities in default. Compared to investment-grade debt securities, junk bonds generally pay higher yields, have higher volatility and higher risk of default on payments of interest or principal. The fund generally intends to invest approximately 50% - 65% in high yield debt securities, although the fund may invest without limit in such securities.Please Retain This Supplement for Future Reference
DWS Strategic High Yield Tax-Free Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUSDWS Strategic High Yield Tax-Free FundEffective on October 1, 2023, the following paragraph replaces the existing similar disclosure in the “Main investments”sub-section under the “PRINCIPAL INVESTMENT STRATEGIES” section of the fund’s summary prospectus, and in the “Main investments” sub-section under the “PRINCIPAL INVESTMENT STRATEGIES” section of the summary section and the “FUND DETAILS” section of the fund’s prospectus.The fund may invest without limit in high yield debt securities. High yield debt securities (commonly referred to as junk bonds) are those rated below the fourth highest credit rating category (i.e. grade BB/Ba and below) and may include debt securities not currently paying interest and debt securities in default. Compared to investment-grade debt securities, junk bonds generally pay higher yields, have higher volatility and higher risk of default on payments of interest or principal. The fund generally intends to invest approximately 50% - 65% in high yield debt securities, although the fund may invest without limit in such securities.Please Retain This Supplement for Future Reference